Revenue	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	REVENUE
As of December 31, 2022, 2021 and 2020, the revenues were as follows:
A.    Revenue disaggregation

For the year ended December 31,	Exploration and Production		Industrial Transformation (1)	Logistics	DPRLP (2)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2022
United States	Ps.	370,279,490	—	—	238,940,945	237,373,418	—	1,573,151	848,167,004
Other	137,931,414		—	—	—	6,861,495	—	3,656,343	148,449,252
Europe	72,285,406		—	—	—	4,953,641	—	—	77,239,047
Local	312,637		1,096,148,409	1,582,712	—	87,349,368	867	12,275,057	1,197,669,050
Incentive for automotive fuels (3)	—		111,863,956	—	—	—	—	—	111,863,956
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
United States	Ps.	258,726,545	—	—	—	240,012,752	—	4,619,666	503,358,963
Other	141,904,248		—	—	—	13,141,852	—	1,124,425	156,170,525
Europe	67,589,171		—	—	—	1,422,317	—	—	69,011,488
Local	374,882		705,135,235	2,949,047	—	51,273,979	1,700	7,352,801	767,087,644
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
2020
United States	Ps.	171,640,991	—	—	—	131,653,920	—	1,049,117	304,344,028
Other	85,271,096		—	—	—	8,259,494	—	2,124,601	95,655,191
Europe	44,287,027		—	—	—	966,982	—	—	45,254,009
Local	327,652		479,436,635	4,099,000	—	19,135,480	2,582	5,407,267	508,408,616
Total	Ps.	301,526,766	479,436,635	4,099,000	—	160,015,876	2,582	8,580,985	953,661,844
Major products and services
2022
Crude oil	Ps.	580,496,310	—	—	—	3,244,632	—	—	583,740,942
Gas	226,289		122,981,393	—	12,419,661	104,994,293	—	—	240,621,636
Refined petroleum products	—		959,816,508	—	210,402,816	225,508,913	—	—	1,395,728,237
Incentive for automotive fuels (3)	—		111,863,956	—	—	—	—	—	111,863,956
Other	—		12,254,413	—	15,687,956	617,009	—	17,488,810	46,048,188
Services	86,348		1,096,095	1,582,712	430,512	2,173,075	867	15,741	5,385,350
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
Crude oil	Ps.	468,219,964	—	—	—	—	—	—	468,219,964
Gas	197,275		112,906,272	—	—	76,144,006	—	—	189,247,553
Refined petroleum products	—		572,490,831	—	—	221,990,729	—	—	794,481,560
Other	—		19,227,133	—	—	6,401,982	—	13,077,187	38,706,302
Services	177,607		510,999	2,949,047	—	1,314,183	1,700	19,705	4,973,241
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
2020
Crude oil	Ps.	301,199,114	—	—	—	—	—	—	301,199,114
Gas	194,337		60,076,159	—	—	51,098,675	—	—	111,369,171
Refined petroleum products	—		409,240,569	—	—	107,391,773	—	—	516,632,342
Other	—		9,928,240	—	—	1,296,288	—	8,521,205	19,745,733
Services	133,315		191,667	4,099,000	—	229,140	2,582	59,780	4,715,484
Total	Ps.	301,526,766	479,436,635	4,099,000	—	160,015,876	2,582	8,580,985	953,661,844
Timing of revenue recognition
2022
Products transferred at a point in time	Ps.	580,722,599	1,150,738,488	1,582,712	238,510,433	334,364,846	—	17,488,810	2,323,407,888
Products and services transferred over the time	86,348		57,273,877	—	430,512	2,173,076	867	15,741	59,980,421
Total	Ps.	580,808,947	1,208,012,365	1,582,712	238,940,945	336,537,922	867	17,504,551	2,383,388,309
2021
Products transferred at a point in time	Ps.	468,417,239	651,854,339	2,949,047	—	304,536,717	—	13,077,187	1,440,834,529
Products and services transferred over the time	177,607		53,280,896	—	—	1,314,183	1,700	19,705	54,794,091
Total	Ps.	468,594,846	705,135,235	2,949,047	—	305,850,900	1,700	13,096,892	1,495,628,620
2020
Products transferred at a point in time	Ps.	301,526,766	479,244,968	4,099,000	—	159,786,736	—	8,521,205	953,178,675
Products and services transferred over the time	—		191,667	—	—	229,140	2,582	59,780	483,169
Total	Ps.	301,526,766	479,436,635	4,099,000	—	160,015,876	2,582	8,580,985	953,661,844
(1)On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.
(2)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(3)For more information on the incentive for automotive fuels, see Note 3-S and Note 7-E below.
Nature, performance obligations and timing of revenue recognition-
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”).

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.
B.    Accounts receivable in the statement of financial position
As of December 31, 2022 and 2021, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 107,117,145 and Ps. 101,259,081, respectively (see Note 10). As of December 31, 2022 and 2021, advance of customers was Ps. 39,465,014 and Ps. 7,495,198, respectively of which Ps. 4,530,614 and Ps. 7,623,880, respectively, were recognized as revenue.
C.    Practical expedients
i.    Significant financial component, less than one year
PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.
ii.    Practical expedient
PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.
D.    Notable External Events
i.    COVID-19 pandemic impacts
In 2020, the effects of the COVID-19 pandemic led to a worldwide economic slowdown, and a resulting decrease in global demand for crude oil and derivatives. In addition, on March 6, 2020, the Organization of the Petroleum Exporting Countries (“OPEC”), led by Saudi Arabia, Russia and other groups of petroleum producers, did not come to an agreement to reduce crude oil production in order to support crude oil prices, which resulted in a significant drop in global crude oil prices. On April 20, 2020, the Mexican crude oil export price reached an unprecedented low of negative U.S.$ 2.37 per barrel. This drastic drop in price was due to low oil demand as a result of COVID-19 and the lack of oil storage. Principally as a result of these factors, PEMEX's total sales decreased by 32% during 2020 as compared to 2019.

During 2021, 2022 and as of the date of these Consolidated Financial Statements, all of PEMEX’s operations have continued without interruptions related to COVID-19.

During 2021 and 2022, international crude oil and natural gas prices have remained volatile but largely recovered, primarily due to geopolitical events unrelated to COVID-19, reducing possible adverse effects on PEMEX’s results of operation and financial situation.

The extent to which COVID-19 or other health pandemics or epidemics may continue to impact Mexico, the Mexican economy and the global economy and, in turn, PEMEX's business, results of operations and financial condition is highly uncertain and will depend on numerous evolving factors that cannot be predicted.
ii.    Russian activities in Ukraine and the related destabilization of the world energy markets

As a result of the ongoing military conflict involving Russia and Ukraine, the prices of oil and natural gas remain extremely volatile. PEMEX’s revenues and profitability are heavily dependent on the prices it receives from sales of oil and natural gas. Oil prices are particularly sensitive to actual and perceived threats to global political stability and to changes in production from OPEC and OPEC+ member states and other oil-producing nations. Destabilization of global oil and gas prices could reduce PEMEX’s sales and adversely affect PEMEX’s results and profitability. Increases in oil and gas prices may not persist and could be followed by price decreases based on factors beyond our control, including geopolitical event.

During 2022, the price of the Mexican crude oil export mix increased by U.S.$22.56 or 34.3%, from U.S.$65.85 per barrel in 2021 to U.S.$88.41 per barrel in 2022, which was reflected in the increase in the value of PEMEX’s revenues.

Total revenues increased by 59.4% or Ps. 887,759,689 in 2022, from Ps. 1,495,628,620 in 2021 to Ps. 2,383,388,309 in 2022, mainly due to increases in the sales prices of gasoline, diesel, fuel oil, jet fuel, natural gas and natural gas liquids.

E. The Automotive Incentive

On March 4, 2022, the Mexican Government published a decree in the Official Gazette of the Federation establishing a tax incentive pursuant to which PEMEX can recover the difference between the international reference price of gasoline and the price at which the gasoline is traded in the domestic market, effective until December 31, 2024. For the twelve-month period ended December 31, 2022, this complementary incentive amounted Ps. 111,863,956, which is included as a separate line item in total sales in the Statement of Comprehensive Income (see Note 3-S).